SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Estimated on the date of grant using the Black Scholes option pricing model with the following weighted average assumptions
The fair value of each option grant during 2013 was estimated on the date of grant using the Black‑Scholes option‑pricing model with the following weighted average assumptions:

Weighted average assumptions
Dividend yield	0.81%
Expected volatility	16.82%
Risk-free interest rate	0.65%
Fair value of options granted during the period	$3.12
Expected lives in years	5